1933 Act Registration No. 333-______

UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[    ] Pre-Effective Amendment No. __

[    ] Post-Effective Amendment No. __

(Check appropriate box or boxes)

THE CUTLER TRUST
(Exact Name of Registrant as Specified in Charter)

525 Bigham Knoll, Jacksonville, Oregon 97530
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (888) 288-5374

Tina H. Bloom, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
 (Name and Address of Agent for Service)

As soon as practicable after this Registration Statement becomes effective.
(Approximate Date of Proposed Public Offering)

Shares of the Cutler Income Fund
(Title of Securities Being Registered)

It is proposed that this filing will become effective on August 26, 2012 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

THE ELITE GROUP
1325 4th Avenue, Suite 1744
Seattle, Washington 98101

Dear Shareholder:
As I have explained in previous communications, my pending retirement has made it necessary for me to find a buyer for McCormick Capital Management, Inc., the investment adviser to The Elite Group.

On September ____, 2012, at the offices of The Elite Group and McCormick Capital Management, Inc. at 1325 Fourth Ave., Suite 1744, Seattle, Washington, we will hold a special meeting of shareholders of both The Elite Growth & Income Fund and The Elite Income Fund (together, the “Elite Funds”) commencing at 8:00a.m. The purpose of the meeting is to consider and approve a proposed reorganization whereby the Elite Growth and Income Fund and the Elite Income Fund will be reorganized into the Cutler Equity Fund and the Cutler Income Fund respectively (together, the “Cutler Funds”). If the reorganization is approved and completed, you will become a shareholder of the Cutler Funds.

Cutler Investment Counsel, LLC (“Cutler”) is an investment adviser registered with the Securities and Exchange Commission and is the investment adviser to the Cutler Funds. Cutler was founded in 1977 in Los Angeles, California and reorganized in Oregon in 2003. The Board of Trustees of The Elite Group selected Cutler after a rigorous and competitive search. In particular, the Trustees were attracted to Cutler’s consistent investment performance and philosophy, ability to manage the Cutler Funds in a similar style with comparable standards of quality maintained by The Elite Group, and the emphasis on dividend-paying stocks in the Cutler Equity Fund.

Additionally, Cutler’s Chief Investment Officer currently maintains an office in Bellevue, Washington and will relocate to the Elite Group’s office in downtown Seattle and will maintain the office staff, providing continuity in client services for the Elite Group’s shareholders. To ensure a smooth transition, I will continue to maintain a presence in our Seattle office and will be available as needed. Shareholders also will benefit from operational efficiencies and economies of scale that are expected to arise from the reorganization. Together with fee reductions resulting from the reorganization (described in further detail in the enclosed Prospectus/Proxy Statement), we anticipate lower net expenses for all shareholders.

As a shareholder of either or both of the Elite Funds, you will be asked to vote on an Agreement and Plan of Reorganization at the special meeting of shareholders to take place on September __, 2012. The Elite Group’s Board of Trustees believes that this transaction is in the best interests of the Elite Funds’ shareholders and has unanimously recommended that shareholders vote “FOR” the proposal.

It is important that you vote as soon as possible. There is a separate proxy ballot for each of the two Elite Funds. If you own both funds, you must vote both proxies separately.

1.	Vote by Mail. You may cast your vote by mail by signing, dating, and mailing the enclosed voting instruction form or proxy card in the postage-prepaid return envelope provided.

2.	Vote by Telephone. You may cast your vote by telephone by calling the toll free number 1-800-423-1068. Please have your proxy materials, including the control number on your proxy card, available.

Your vote is important no matter how many shares you own. Please take this opportunity to vote. If you have questions, please do not hesitate to call the Seattle office at 1-800-423-1068. Thank you for your participation and for your continued confidence in us.
Respectfully,
Dick McCormick
President, The Elite Group

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER __, 2012

The Elite Group
Elite Income Fund

To Shareholders of Elite Income Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of The Elite Income Fund, a series of The Elite Group, will be held at ____ a.m. ____________ Time on ___________, at the offices of _________________________, to consider and vote on the following:

1.         Approval of the Agreement and Plan of Reorganization and related transactions that provide for the transfer of all of the assets of the Elite Income Fund to the Cutler Income Fund in exchange for shares of the Cutler Income Fund and the assumption by Cutler Income Fund of the known liabilities of the Elite Income Fund, and the distribution of such shares to shareholders in complete liquidation of the Elite Income Fund, all as described in the attached Prospectus/Proxy Statement.

2.         To transact any other business that may properly come before the Meeting or any postponement or adjournment thereof.

The proposed reorganization is described in the attached Prospectus/Proxy Statement. The form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement.

The Board of Trustees of The Elite Group has fixed the close of business on July 25, 2012 as the record date for the Meeting. Shareholders of record on that date are entitled to notice of, and to vote at, the Meeting.

By Order of the Board of Trustees,

Dick McCormick
President, The Elite Group

______________, 2012

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY TELEPHONE BY CALLING 1-800-423-1068. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

PROSPECTUS/PROXY STATEMENT
________ __, 2012

Acquisition of the Assets and Liabilities of

The Elite Income Fund (ELINX)
a series of
The Elite Group
1325 4th Avenue, Suite 1744
Seattle, Washington 98101
(1-800-423-1068)

By and in Exchange for Shares of

Cutler Income Fund
a series of
The Cutler Trust
525 Bigham Knoll
Jacksonville, Oregon 97530
(1-888-288-5374)

This Prospectus/Proxy Statement is being furnished to shareholders of The Elite Income Fund, a series of The Elite Group (also referred to as the “Elite Trust”), in connection with a Meeting of Shareholders of the Elite Income Fund (the “Meeting”) to be held at 8:00 a.m. Pacific Time on September __, 2012, at the offices of The Elite Group set forth above. At the Meeting, shareholders of the Elite Income Fund will be asked to approve an Agreement and Plan of Reorganization, dated __________, 2012, pursuant to which the Elite Income Fund will be reorganized into the Cutler Income Fund, a series of The Cutler Trust, a Delaware business trust (the “Reorganization”). The Elite Income Fund and the Cutler Income Fund are referred to herein collectively as the “Funds” and individually as a “Fund.”

TABLE OF CONTENTS

I.	General Information
II.	Introduction
III.	Questions and Answers Regarding the Reorganization
IV.	Proposal: Reorganization of the Elite Income Fund into the Cutler Income Fund
V.	Other Information
VI.	Voting Information
VII.	Financial Statements and Experts
VIII.	Legal Matters
IX.	Information Filed with the Securities and Exchange Commission
Appendix A	Form of Agreement and Plan of Reorganization
Appendix B	Investment Objective, Principal Investment Strategies of the Cutler Income Fund and Related Principal Risks
Appendix C	Comparison of Organizational Documents
Appendix D	Comparison of Fundamental Investment Restrictions

I.	GENERAL INFORMATION

This Prospectus/Proxy Statement concisely sets forth information you should know before voting on the following proposal:

Proposal	To be voted on by:
Approval of the Agreement and Plan of Reorganization, dated _____________, 2012 between The Elite Group, on behalf of the Elite Income Fund, and The Cutler Trust, on behalf of Cutler Income Fund.	Shareholders of the Elite Income Fund

Please read this Prospectus/Proxy Statement carefully and keep it for future reference. This Prospectus/Proxy Statement and related proxy materials are first being made available to shareholders on or about ____________, 2012. Shareholders of record as of the close of business on July 25, 2012 are entitled to vote at the Meeting and any adjournments thereof.

Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”) and are hereby incorporated by reference into this Prospectus/Proxy Statement.

Information about Elite Income Fund	How to Obtain this Information
Prospectus of the Elite Income Fund, dated _________, 2012, as supplemented from time to time.	Copies are available upon request and without charge if you: Visit www.elitefunds.com on the Internet; or
Statement of Additional Information of the Elite Income Fund, dated ____________, 2012, as supplemented from time to time.	Write to the Elite Funds 1325 4th Avenue, Suite 1744 Seattle, Washington 98101; or
Audited financial statements and related report of independent registered public accounting firm of the Elite Income Fund for the fiscal year ended ___________, 2011.	Call 1-800-423-1068.
Unaudited financial statements of the Elite Income Fund included in the Semi-Annual Report to Shareholders for the period ended March 31, 2012.
Information about the Reorganization Statement of Additional Information dated _________________ which relates to this Prospectus/Proxy Statement and the Reorganization.
How to Obtain this Information
Copies are available upon request and without charge if you:

Write to The Cutler Trust
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246; or

Call 1-888-288-5374.

All of the foregoing Fund documents can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov. Shareholders can review and copy information about the Funds by visiting the SEC’s Public Reference Room in Washington, D.C. 20549-1520. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Section Washington D.C., 20549-1520. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

II.	INTRODUCTION

This Prospectus/Proxy Statement relates to the reorganization of the Elite Income Fund into the Cutler Income Fund. In order to effect the reorganization of the Elite Income Fund, a substantially similar fund (the Cutler Income Fund) has been created as a new series of the Cutler Trust.  Following shareholder approval, shares of the Cutler Income Fund will be distributed to the shareholders of the Elite Income Fund in accordance with their respective percentage ownership interests in the Elite Income Fund on the closing date, which is expected to be on or around ___________, 2012. The Elite Income Fund will then be liquidated and terminated. These events, collectively, are referred to in this Prospectus/Proxy Statement as the “Reorganization.”

It is intended that, as a result of the proposed Reorganization, each of the Elite Income Fund’s shareholders will receive, without paying any sales charges and on a tax-free basis (for U.S. federal income tax purposes), a number of full and fractional shares of the Cutler Income Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Elite Income Fund held by such shareholder immediately prior to the closing of the Reorganization.

Until the closing date, shareholders of the Elite Income Fund will continue to be able to redeem their shares at the next determined share price after receipt of a redemption request in proper form by the transfer agent for the Elite Income Fund (see “How to Sell Shares” in the Elite Group of Funds’ Prospectus dated ________, 2012). If the Reorganization is consummated, shareholders will be free to redeem the shares of the Cutler Income Fund they receive in the transaction at the next determined share price after receipt of a redemption request in proper form by the Cutler Income Fund.

The Elite Income Fund’s shareholders are being asked to approve the Agreement and Plan of Reorganization. A copy of the form of Agreement and Plan of Reorganization is attached as Appendix A. By approving the Agreement and Plan of Reorganization, the Elite Income Fund’s shareholders are approving the Reorganization, which includes the liquidation and termination of the Elite Income Fund.

If the Elite Income Fund’s shareholders do not approve the Reorganization, the Board of Trustees of The Elite Group will consider what other action, if any, should be taken in the best interests of the Elite Income Fund and its shareholders.

III.	QUESTIONS AND ANSWERS REGARDING THE REORGANIZATION

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call 1-888-288-5374 with any questions about the Reorganization or this Prospectus/Proxy Statement generally. You may also obtain a copy of the Elite Income Fund’s prospectus and statement of additional information by calling 1-800-423-1068.

1.	Why is the Reorganization Being Proposed?

Cutler Investment Counsel, LLC (“Cutler”) has agreed to acquire the investment advisory business of the Elite Income Fund’s investment adviser, McCormick Capital Management, Inc. (“MCM”). As part of the acquisition of MCM, MCM’s management proposed to the Board of Trustees of The Elite Group, and the Trustees have approved and recommended to shareholders of the Elite Income Fund, that the Elite Income Fund be reorganized as a new series of The Cutler Trust. In the proposed Reorganization, the Elite Income Fund will transfer all of its assets to the Cutler Income Fund in exchange for shares of the Cutler Income Fund, and the assumption by the Cutler Income Fund of the known liabilities of the Elite Income Fund. The Elite Income Fund will then be liquidated and terminated. The Reorganization is designed to achieve operating efficiencies due to the lower advisory fees and anticipated lower overall operating expenses of the Cutler Income Fund.

2.	How do the Trustees Recommend that I Vote?

The Trustees of The Elite Group, including the Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees"), have concluded that the Reorganization is in the best interests of the Elite Income Fund and that the interests of shareholders of the Elite Income Fund will not be diluted as a result of the Reorganization. Before approving the Agreement and Plan of Reorganization, the Trustees considered that the Elite Income Fund and the Cutler Income Fund have substantially similar investment objectives and principal investment strategies as well as the various potential benefits of the Reorganization to the shareholders of the Elite Income Fund. The Board of Trustees of The Elite Group believes that the completion of the proposed Reorganization will enable shareholders of the Elite Income Fund to benefit from, among other things:

•	the overall investment expertise and significant resources of Cutler, the investment adviser for the Cutler Income Fund;

•	the fact that the management fees of the Cutler Income Fund will be lower than the management fees of the Elite Income Fund;

•	the fact that the expenses of the Cutler Income Fund are expected to be lower than the Elite Income Fund;

•	increased shareholder services, including on-line (web) access to account information and expanded phone service hours; and

•	the potential to achieve economies of scale.

After careful consideration, the Board of Trustees of The Elite Group determined that the proposed Reorganization is in the best interests of the Elite Income Fund and its shareholders. The Board strongly urges you to vote FOR approval of the Reorganization.

3.	How do the fees and expenses of the Cutler Income Fund compare to those of the Elite Income Fund, and what are they estimated to be following the Reorganization?

As shown in the expense tables below, the expense ratio of shares of the Cutler Income Fund are expected to be lower than the expense ratio of the Elite Income Fund. The advisory fee paid by the Elite Income Fund is computed at the annual rate of 0.70% of the Fund’s average daily net assets, while the advisory fee paid by the Cutler Income Fund will be computed at the annual rate of 0.50% of the Fund’s average daily net assets. Cutler has agreed not to increase the management fee it charges to shareholders of the Cutler Income Fund for at least two years after the Reorganization. Shares of the

Cutler Income Fund, unlike the Elite Income Fund, have a Shareholder Services Plan that permits the Cutler Income Fund to compensate broker-dealers and financial institutions for providing shareholder services of up to 0.25% per annum. The following table shows the fees and expenses of the Elite Income Fund for its fiscal year ended September 30, 2011. The table also shows the pro forma fees and expenses for the Cutler Income Fund for its fiscal year ended June 30, 2012 assuming that the Reorganization occurred July 1, 2011. The examples following the table will help you compare the cost of investing in the Elite Income Fund with the estimated cost of investing in the Cutler Income Fund (based on the pro forma fees and expenses shown in the table).

FEES AND EXPENSES (Based on Fiscal Year Ended 9-30-11 for Elite Income Fund)
	Elite Income Fund	Pro Forma: Cutler Income Fund
Shareholder Fees (fees paid directly from your investment)	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee	$9.00 (wire redemptions)	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.50%
Distribution and/or Service Fees	None	0.00%
Other Expenses	0.58%	x.xx%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.28%	x.xx%

Expense Example. This example will help you compare the cost of investing in the Elite Income Fund with the cost of investing in the Cutler Income Fund. The examples assume that you invest $10,000 for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. All expense information is based on the information set forth in the expense table above, including pro forma expense information for the Cutler Income Fund. Your actual costs may be higher or lower than those shown below.

	Elite Income Fund	Pro Forma: Cutler Income Fund
1 Year	$ 130
3 Years	$ 406
5 Years	$ 702
10 Years	$1,545

4.	How do the investment objectives and principal investment strategies of the Elite Income Fund compare to those of the Cutler Income Fund?

The investment objectives and principal investment strategies of the Elite Income Fund and the Cutler Income Fund are substantially similar, with certain differences which are not considered by Cutler or MCM to be material to the investment process for the Cutler Income Fund. The primary difference among the Funds’ investment strategies is that the Elite Income Fund is permitted to invest up to 30% of its total assets in securities other than its core holdings of investment grade debt securities, while the Cutler Income Fund is permitted to invest only up to 10% of its total assets in such securities. Moreover, while the investment objective of each Fund is to achieve high income over the long-term, there are slight differences in the description of each Fund’s investment objectives. The Elite Income Fund seeks to achieve the highest income return obtainable over the long-term, while the Cutler Income Fund seeks to achieve high income over the long-term. The difference in the choice of words used to describe the investment objectives is not expected to result in any material difference in the management of the Cutler Income Fund.

A comparison of the difference in the Funds’ investment objectives and principal investment strategies relating to investments in securities other than investment grade debt securities is set forth below:

ELITE INCOME FUND	CUTLER INCOME FUND
Investment Objective: To achieve the highest income return obtainable over the long-term.	Investment Objective: To achieve high income over the long-term.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES
To increase portfolio income and when, in the investment manager's judgment, overall market risk justifies such an investment, the Fund may also invest up to 30% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include common stocks, preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

To increase portfolio income and when, in the Adviser’s judgment, overall market risk justifies such an investment, the Fund may also invest up to 10% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

In addition, each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or other conditions and invest without limit in money market instruments and cash equivalent positions. During these times, the Fund may not achieve its investment objective.

For more information regarding the Cutler Income Fund’s investment strategies and risks, see ”Investment Objective, Principal Investment Strategies of the Cutler Income Fund and Related Principal Risks” in Appendix B.

5.	How do the risks of investing in the Elite Income Fund compare to the risks of investing in the Cutler Income Fund?

Because both Funds have substantially similar principal investment strategies, they are subject to substantially similar principal risks (although the precise identification and descriptions of those risks may differ). Each Fund is subject to the risk that you could lose all or a portion of the money you invest and there is no assurance that either Fund will achieve its investment objective. Upon redemption, an investment in either Fund may be worth less than its original cost.  Each Fund, by itself, does not provide a complete investment program. Because the Funds are actively managed, they are subject to the risk that the investment strategies, techniques and risk analyses employed by the portfolio managers may not produce the desired results. The analysis of an investment by the Fund’s portfolio manager can be incorrect and could cause a Fund to underperform other funds with similar investment strategies. Also, the investment style used to manage each Fund may go out of favor with the market.

Because the Funds invest primarily in investment grade debt securities, they are subject to the risks associated with investing in debt securities. The value of a debt security may decline due to changes in interest rates, the creditworthiness of the issuer, or the maturity of the issuer.  Generally, when interest rates rise, the value of debt securities can be expected to decline. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. Debt securities are also subject to call risk, the risk that borrowers may prepay their debt and the Fund would have to reinvest the proceeds at lower interest rates, and liquidity risk, the risk that a security may not be sold at an advantageous time or price due to limited market demand. The Funds are also subject to equity securities risk, which is the financial risk of selecting individual companies that may not perform as expected and the risk that stock markets may experience periods of turbulence and instability due to economic, political and other factors beyond the control of the investment adviser. These risks are more pronounced for the Elite Income Fund (which may invest up to 30% of its net assets in domestic equity securities) than the Cutler Income Fund (which may invest up to 10% of its net assets in domestic preferred stocks and convertible securities).

For more information regarding the principal risks of the Cutler Income Fund, see ”Investment Objective, Principal Investment Strategies of the Cutler Income Fund and Related Principal Risks in Appendix B.

6.	What is the performance record for the Elite Income Fund?

The following chart shows the past performance record of the Elite Income Fund for each of the past ten calendar years. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month-end is available by calling 1-888-288-5374. The Cutler Income Fund has no performance history since it will not begin operations until after the Reorganization is consummated. The Cutler Income Fund will assume the performance history and adopt the financial statements of the Elite Income Fund.

Elite Income Fund – (As of December 31)

Best Quarter	Q2 2009	7.20%
Worst Quarter	Q3 2008	- 2.21%

Average Annual Total Returns for Periods Ended December 31, 2011:
Elite Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.84%	6.14%	4.93%
Return After Taxes on Distributions(1)	3.02%	4.48%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.42%	4.32%	3.23%
Barclays Capital U.S. Government Intermediate Bond Index (reflects no deduction for fees, expenses or taxes) (2)	5.80%	5.88%	5.20%

(1) After-tax returns are calculated assuming the historical highest individual federal income and capital gains rates. “Returns After Taxes on Distributions” assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. “Return After Taxes on Distributions and Sale of Fund Shares” assumes all shares were redeemed at the end of each measurement period and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the impact of state and local taxes. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred programs, such as Individual Retirement Accounts (“IRAs”) or 401(k) plans.
(2) The Barclays Capital U.S. Government Intermediate Bond Index is an unmanaged index that measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities having a remaining maturity of greater than 1 year and less than 10 years.

7.	How do the shareholder policies and procedures of the Cutler Income Fund compare to the shareholder policies and procedures of the Elite Income Fund?

The shareholder policies and procedures of the Cutler Income Fund are substantially similar to the shareholder policies and procedures of the Elite Income Fund. Both Funds may be purchased by check or bank wire and both offer a plan that allows shareholders to automatically purchase shares from their banking accounts on specified dates. Both Funds typically distribute any income they receive quarterly as dividends to shareholders.

There are, however, some differences in the types of shareholder policies each Fund has adopted and the services each provides its shareholders. The minimum purchase amount to open an account in the Elite Income Fund is $10,000 ($1,000 for IRA Accounts), while the minimum amount for the Cutler Income Fund is $2,500 ($2,000 for IRA Accounts). There are no minimum subsequent purchase requirements for either Fund except the Cutler Income Fund requires a $100 minimum for purchases through the Automatic Investment Plan and the Elite Income Fund requires a $3,000 minimum for bank wire purchases. The Elite Income Fund charges a $9.00 redemption fee on wire redemptions, while the Cutler Income Fund does not charge a wire redemption fee. Like the Elite Income Fund, the Cutler Income Fund will offer an exchange privilege whereby shareholders may exchange their shares for other series of The Cutler Trust at no charge.

After the Reorganization, shareholders who receive shares of the Cutler Income Fund in connection with the Reorganization will be able to purchase additional shares of the Cutler Income Fund or exchange the shares they received in connection with the Reorganization for shares of any other series of the Cutler Trust, subject to the right of the Cutler Income Fund to reject any purchases or exchanges, in whole or in part, in its discretion. All other restrictions of the Cutler Income Fund with respect to new purchases will continue to apply. For additional information regarding the Cutler Income Fund policies and the shareholder plans it offers, shareholders should refer directly to the Prospectus for the Cutler Income Fund, copies of which may be obtained by contacting the Fund at its address or toll-free telephone number listed on the cover of this Prospectus/Proxy Statement.

8.	Who will be the Investment Adviser and Portfolio Manager of the Cutler Income Fund after the Reorganization?

After the reorganization, Cutler will serve as the investment adviser to the Cutler Income Fund. It is important to note that if the Reorganization is approved, the current portfolio manager for the Elite Income Fund will not be the portfolio manager for the Cutler Income Fund. After the Reorganization, the Cutler Income Fund will be managed by Xavier J. Urpi. In addition, the analytical tools, techniques and the selection process used by the portfolio manager for the Cutler Income Fund to select investments will be different than those used by the portfolio manager for the Elite Income Fund. The business experience and educational background of Xavier Urpi is described below:

·
Xavier J. Urpi, portfolio manager of the Cutler Income Fund, received his B.A. in Mathematics from the Courant Institute of Mathematical Science and attended the graduate program for Business Administration at the Stern School of Business at New York University. Mr. Urpi founded Cypress Asset Management in 1995 and served as its President and Chief Investment Officer until 2012. Prior to 1995, he was the Director of U.S Fixed Income at Smith Barney Capital Management, overseeing a portfolio in excess of $5 billion in assets.  He also worked as a Senior Portfolio Manager at Lehman Management Company where he jointly developed the Lehman (now Barclays Capital) indices. He has been a portfolio manager of Cutler since 2012.

See Appendix B for a description of the portfolio selection process for the Cutler Income Fund.

9.	What Cutler Income Fund shares will shareholders of the Elite Income Fund receive if the Reorganization occurs?

Shareholders of the Elite Income Fund will receive shares of the Cutler Income Fund in an amount equal to the aggregate net asset value of the Elite Income Fund shares exchanged therefor.

10.	What are the U.S. federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free for U.S. federal income tax purposes. This means that neither the Elite Income Fund nor shareholders of the Elite Income Fund are expected to recognize a gain or loss directly as a result of the Reorganization. It should be noted, however, that the Elite Income Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution generally will be taxable to shareholders as ordinary income or capital gain.

The adjusted tax basis of the Elite Income Fund’s shares is expected to carry over to shareholders’ new shares in the Cutler Income Fund that are received in the Reorganization in exchange for those Elite Income Fund shares, and the holding period in the shares of the Cutler Income Fund received is expected to be determined by including the holding period of those Elite Income Fund shares, provided that the shareholder held those Elite Income Fund shares as capital assets.

At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal income tax purposes. Please see “IV. PROPOSAL: REORGANIZATION OF THE ELITE INCOME FUND INTO THE CUTLER INCOME FUND – U.S. Federal Income Tax Consequences” for additional information.

11.	What other changes will occur as a result of the Reorganization?

General.  Following the Reorganization, the Elite Income Fund will be governed by Trustees and officers who are different from the Trustees and officers of the Elite Trust. For a list of the Cutler Income Fund’s Trustees and officers and their principal occupation or occupations for the past five years, please see the Statement of Additional Information relating to this Prospectus/Proxy Statement. Some of the various service providers for the Cutler Income Fund are different from those of the Elite Income Fund. See “Comparison of Service Providers” on page __. The Cutler Income Fund also has different operating and compliance policies and procedures than those of the Elite Income Fund, including, for example, its code of ethics, brokerage placement policy, and policy regarding the selective disclosure of its portfolio holdings.

Changes to Governing Documents. The Elite Income Fund is a diversified series of The Elite Group, a Massachusetts business trust, and is governed by The Elite Group’s Declaration of Trust and bylaws. The Cutler Income Fund is a diversified series of The Cutler Trust, a Delaware statutory trust, and is governed by The Cutler Trust’s Trust Instrument and bylaws. If the Reorganization occurs, shareholders of the Cutler Income Fund will have voting and other rights generally similar to those they had as shareholders of the Elite Income Fund, but as shareholders of the Cutler Income Fund. The laws governing Massachusetts business trusts and Delaware statutory trusts have similar effects, but they differ in certain respects. Both the Massachusetts business trust law and the Delaware statutory trust act permit a trust’s governing instruments to contain provisions relating to shareholder rights and removal of trustees and provide trusts with the ability to amend or restate the trust’s governing instruments. However, Massachusetts law is silent on many of the salient features of a Massachusetts business trust, whereas the Delaware statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts. The Delaware statute provides that the shareholders and trustees of a Delaware trust are not liable for obligations of the trust. Under Massachusetts law, shareholders and trustees are potentially liable for trust obligations. Although the Elite Trust’s Declaration of Trust contains an express disclaimer of liability of shareholders, certain Massachusetts judicial decisions have determined that shareholders of a Massachusetts business trust may, in certain circumstances, be assessed or held personally liable as partners for the obligations of a Massachusetts business trust. Therefore, management believes that shareholders of the Cutler Income Fund may benefit from the express statutory protections of a Delaware business trust. Further, the Delaware statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a fund’s governing instruments. For example, trustees of the Cutler Trust have the power to amend the Delaware trust instrument, merge or consolidate a fund with another entity and change the Delaware trust’s domicile, in each case without a shareholder vote.

Please see Appendix C – “Comparison of Organizational Documents” for more information regarding the differences between The Elite Group’s Declaration of Trust and bylaws and the Cutler Trust’s Trust Instrument and bylaws.

Changes to Fundamental and Non-Fundamental Investment Policies. The Elite Income Fund and the Cutler Income Fund have adopted certain fundamental investment policies. Fundamental investment policies cannot be changed without the consent of the holders of a majority of the Fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of the Fund’s outstanding voting securities.

The Elite Income Fund has certain number of fundamental investment limitations that the Cutler Income Fund does not. Among these fundamental limitations, the Elite Income Fund may not (i) invest more than 10% of its net assets in restricted or illiquid securities; or (ii) invest more than 5% of its net assets in shares of other investment companies. The Cutler Income Fund will not be subject to these limitations. In addition, a number of fundamental investment restrictions of the Elite Income Fund are more restrictive than those of the Cutler Income Fund. For example, the Elite Income Fund must limit borrowings to 5% of the value of its total assets, while the Cutler Income Fund may borrow to the extent permitted by the 1940 Act (the 1940 Act generally permits a fund to borrow money in an amount equal to or less than 33⅓ of its total assets, including the amount borrowed, from banks, or an amount equal to or less than 5% of its total assets for temporary purposes from any unaffiliated lender). Moreover, the Cutler Income Fund’s fundamental limitations with respect to purchases of commodities or entering into lending agreements generally permit the Fund to engage in commodity transactions and lending arrangements to the extent permitted under the 1940 Act. Permitting a fund to engage in transactions to the extent permitted under the 1940 Act provides additional flexibility and allows a fund to be more responsive to changing regulatory and market environments. Although the Elite Income Fund has adopted a fundamental investment limitation with respect the amount that may be invested in one issuer and the Cutler Income Fund has not, the Cutler Income Fund must adhere to the same requirements for a “diversified company” under the 1940 Act as the Elite Income Fund. The differences in the Funds’ fundamental policies are not expected to result in any material differences in the management of the Cutler Income Fund.

Please see Appendix D – “Comparison of Fundamental Investment Policies” for more information regarding the differences in the Funds’ policies.

IV.        PROPOSAL:  REORGANIZATION OF THE ELITE INCOME FUND INTO THE CUTLER INCOME FUND

Introduction. This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the shareholders of the Elite Income Fund by and on behalf of the Board of Trustees of The Elite Trust for use at the Meeting.

Terms of the Proposed Reorganization. Shareholders of the Elite Income Fund are being asked to vote for the approval of the Agreement and Plan of Reorganization. If approved by the Elite Income Fund’s shareholders, the Reorganization is expected to occur on or around September __, 2012, or such other date as the parties may agree, under the Agreement and Plan of Reorganization (the “Closing Date”). If the Agreement and Plan of Reorganization is not approved by the shareholders of the Elite Income Fund, the Board of Trustees of The Elite Trust will consider what other action, if any, should be taken in the best interests of the Elite Income Fund and its shareholders.

The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by the form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix A. You should read Appendix A for a more complete understanding of the Agreement and Plan of Reorganization.

•
The Elite Income Fund will transfer all of its assets and known liabilities to the Cutler Income Fund in exchange for shares of the Cutler Income Fund, with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

•
The assets and liabilities of the Elite Income Fund and the Cutler Income Fund will be valued as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date, using the valuation policies and procedures for the Cutler Income Fund.

•
The shares of the Cutler Income Fund received by the Elite Income Fund will be distributed to the shareholders of the Cutler Income Fund in an amount equal to the aggregate net asset value of the Elite Income Fund shares exchanged therefor, in full liquidation of the Elite Income Fund.

•	As part of the Reorganization, the Elite Income Fund’s affairs will be wound up, and the Elite Income Fund will be terminated under state law.

•
The Reorganization requires approval by shareholders of the Elite Income Fund and satisfaction of a number of other conditions; the Reorganization may be terminated at any time with the approval of The Cutler Trust and The Elite Trust and under certain other circumstances.

Cutler Income Fund Shares. If the Reorganization occurs, shareholders of the Elite Income Fund will receive shares of the Cutler Income Fund in an amount equal to the net asset value of the Elite Income Fund shares exchanged therefor. The Cutler Income Fund shares that an Elite Income Fund shareholder will receive will have the following characteristics:

•
They will have an aggregate net asset value equal to the aggregate net asset value of a shareholder’s shares of the Elite Income Fund as of the business day before the closing of the Reorganization, as determined using The Cutler Income Fund’s valuation policies and procedures.

•	The procedures for purchasing and redeeming a shareholder’s shares will not change materially as a result of the Reorganization.

•
Shareholders of the Cutler Income Fund may exchange their shares for shares of other series of The Cutler Trust, provided that the other series is accepting additional investments and the shareholder is otherwise eligible to invest in such series. Exchanges of shares will be made at their relative net asset values.

•	Shareholders will have voting and other rights generally similar to those they currently have, but as shareholders of the Cutler Income Fund.

For further information on the shareholder policies and procedures of the Cutler Income Fund, please refer to the Cutler Income Fund’s Prospectus dated ___________, 2012.

Factors Considered by the Board of Trustees of the Elite Group

In considering whether to approve the Reorganization and recommend its approval to the Elite Income Fund shareholders, the Board of Trustees of The Elite Group compared the material attributes of the Elite Income Fund and the Cutler Income Fund. The Trustees reviewed whether the post-Reorganization advisory, distribution and other major service arrangements are consistent with the best interests of shareholders. The Trustees specifically noted that adequate provisions will be made for the assumption of the Elite Income Fund’s known liabilities; the interests of shareholders will not be diluted; the investment objectives and policies of the Elite Income Fund are substantially similar to those of the Cutler Income Fund; no sales charges will be imposed in connection with the proposed transaction; the proposed transaction will be free from federal income taxes; the transfer of assets in exchange for shares will be at relative net asset value; the proposed transaction will be submitted to shareholders of the Elite Income Fund for approval; and the terms of the Reorganization do not involve bad faith on the part of any person concerned. The Trustees noted that Cutler has undertaken to comply with Section 15(f) of the 1940 Act so that (i) for a three year period following the Reorganization, at least 75% of the trustees of the Cutler Income Fund are trustees who are Independent Trustees (as defined in the 1940 Act) of Cutler and MCM, and (ii) for a two year period following the Reorganization, no unfair burden will be imposed on the Elite Income Fund. The Trustees further noted that the Agreement and Plan of Reorganization provides that the investment management fees charged by Cutler to the Acquiring Fund shall not be increased for a period of at least two years following the Closing Date.

In addition, the Trustees considered: the terms and conditions of the Reorganization, including valuation and pricing of assets; the comparison of advisory fee rates and expense ratios of the Elite Income Fund and the Cutler Income Fund; that shareholders will not bear the costs associated with the

Reorganization; the investment experience, expertise and resources of the Cutler Income Fund’s advisory personnel; service features available to shareholders; and any other anticipated effects of the Reorganization, beneficial or otherwise.

After reviewing the foregoing factors, the Trustees of The Elite Group, in their business judgment, determined that the Reorganization is in the best interests of the Elite Income Fund’s shareholders.

The Board of Trustees of The Cutler Trust approved the Reorganization at a meeting held on _____________, 2012. A vote of shareholders of the Cutler Income Fund is not needed to approve the Reorganization.

U.S. Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Sullivan & Worcester LLP, counsel to the Cutler Trust, will deliver to the Cutler Income Fund and the Elite Income Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, for U.S. federal income tax purposes:

•
The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Elite Income Fund and the Cutler Income Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•
Under Code Section 361, no gain or loss will be recognized by the Elite Income Fund (i) upon the transfer of its assets to the Cutler Income Fund in exchange for shares of the Cutler Income Fund and the assumption by the Cutler Income Fund of the known liabilities of the Elite Income Fund or (ii) upon the distribution of shares of the Cutler Income Fund by the Elite Income Fund to its shareholders in liquidation;

•
Under Code Section 354, no gain or loss will be recognized by shareholders of the Elite Income Fund upon the exchange of all of their Fund shares for shares of the Cutler Income Fund in the Reorganization;

•
Under Code Section 358, the aggregate tax basis of shares of the Cutler Income Fund to be received by each Elite Income Fund shareholder in exchange for his or her or its Fund shares in the Reorganization will be the same as the aggregate tax basis of the Elite Income Fund shares exchanged therefor;

•
Under Section 1223(1) of the Code, an Elite Income Fund shareholder’s holding period for shares of the Cutler Income Fund to be received pursuant to the Reorganization will be determined by including the holding period for the Elite Income Fund shares exchanged therefor, provided that the shareholder held those Fund shares as a capital asset on the date of the exchange;

•
Under Code Section 1032, no gain or loss will be recognized by the Cutler Income Fund upon receipt of the assets of the Cutler Income Fund pursuant to the Reorganization in exchange for the assumption by the Cutler Income Fund of the known liabilities of the Elite Income Fund and issuance of shares of the Cutler Income Fund;

•
Under Code Section 362(b), the Cutler Income Fund’s tax basis of the assets that the Cutler Income Fund acquires from the Elite Income Fund in the Reorganization will be the same as the Elite Income Fund’s tax basis of such assets immediately prior to such transfer;

•
Under Code Section 1223(2), the holding period for the assets the Cutler Income Fund receives from the Elite Income Fund in the Reorganization will include the periods during which such assets were held by the Elite Income Fund; and

•
The Cutler Income Fund will succeed to and take into account all items of the Elite Income Fund described in Code Section 381(c) subject to the conditions and limitations specified in Code Sections 381, 382, 383, and 384 and the Treasury regulations thereunder.

The Sullivan & Worcester LLP opinion will be based on certain factual certifications made by officers of the Elite Trust and The Cutler Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service (“IRS”) or a court would agree with Sullivan & Worcester’s opinion. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Elite Income Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Elite Income Fund shares and the fair market value of the shares of the Cutler Income Fund he or she received in the Reorganization.

Although the Reorganization is expected to be tax-free for shareholders, the Elite Income Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution generally will be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

V.	OTHER INFORMATION

Comparison of Service Providers. McCormick Capital Management, Inc., located at 1325 4th Avenue, Suite 1744, Seattle, Washington 98101, is the investment adviser to the Elite Income Fund. Cutler Investment Counsel, LLC, located at 525 Bigham Knoll, Jacksonville, Oregon 97503, will serve as investment adviser to the Cutler Income Fund. Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, will serve as the distributor to the Cutler Income Fund. The Elite Income Fund does not utilize a separate distributor. The following table identifies certain of the service providers for the Elite Income Fund and the Cutler Income Fund, after the proposed Reorganization.

	Elite Income Fund	Cutler Income Fund
Distributor:	None	Ultimus Fund Distributors, LLC
Transfer Agent:	BNY Mellon Investment Servicing Inc.	Ultimus Fund Solutions, LLC
Administrator:	The Elite Group	Ultimus Fund Solutions, LLC
Custodian:	BNY Mellon	U.S. Bank, N.A.
Independent Registered Public Accounting Firm:	BBD, LLP	BBD, LLP

Additional information regarding the Cutler Income Fund’s service providers is available in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

Financial Intermediary Compensation. If you purchase the Cutler Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio Turnover. The Elite Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example on page __, affect each Fund’s performance. During the most recent fiscal year ended September 30, 2011, the portfolio turnover rate was 83% for the Elite Income Fund. The portfolio turnover rate of the Cutler Income Fund is not expected to exceed __% annually.

Fiscal Year. The Elite Income Fund currently operates on a fiscal year ending September 30. Following the reorganization, the Cutler Income Fund will assume the financial history of the Elite Income Fund and will operate on a fiscal year ending June 30 of each year.

Existing and Pro Forma Capitalization. The following table shows on an unaudited basis as of June 30, 2012: (i) the capitalization of the Elite Income Fund and the Cutler Income Fund and (ii) the pro forma capitalization of the Cutler Income Fund, as adjusted giving effect to the proposed Reorganization:

	Elite Income Fund	Cutler Income Fund	Pro Forma Adjustments	Cutler Income Fund Pro Forma Combined*
Net asset value	$20,245,782	---	---	$20,245,782
Shares outstanding	1,943,465	---	---	1,943,465
Net asset value per share	$10.42	---	---	$10.42

*	Assumes the Reorganization was consummated on July 1, 2011 and is for information purposes only.

The capitalization of the Elite Income Fund, and consequently the pro forma capitalization of the Cutler Income Fund, is likely to be different at the effective time of the Reorganization as a result of market movements and daily share purchase and redemption activity, as well as the effects of other ongoing operations of the Elite Income Fund prior to the completion of the Reorganization.

THE BOARD OF TRUSTEES OF THE ELITE TRUST RECOMMENDS THAT SHAREHOLDERS OF THE ELITE INCOME FUND APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

VI.	VOTING INFORMATION

The Board of Trustees of The Elite Trust has fixed the close of business on July 25, 2012 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Elite Income Fund. A vote of shareholders of the Cutler Income Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the Proposal.

Fifty percent (50%) of the shares of the Elite Income Fund entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of a negative vote on the Proposal. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

If shareholders of the Elite Income Fund do not approve the Reorganization, the Board of Trustees of The Elite Trust may consider possible alternative arrangements in the best interests of the Elite Income Fund and its shareholders.

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone communication by officers of the Elite Group, or by regular employees of MCM, none of whom will receive compensation for their participation in the solicitation. Cutler and MCM will share the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and solicitation of proxies.

Voting Process. Shareholders can vote in either of the following ways:

By mail, by filling out and returning the enclosed proxy card;

o	By automated telephone service (call 1-800-423-1068); or

o	In person at the Meeting.

The telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Elite Income Fund, (ii) by properly executing a later-dated proxy, , or (iii) by attending the Meeting and voting in person.

Shareholders of the Elite Income Fund are entitled to cast one vote for each share owned on the record date, and a proportionate fractional vote for each fractional share entitled to vote on the record date. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Costs.  The Elite Income Fund will not bear the costs of the Reorganization. Cutler and MCM have agreed to share all reasonable out of pocket costs and expenses in connection with the Reorganization.

Share Ownership.  As of July 25, 2012, the number of outstanding shares of the Elite Income Fund entitled to vote was  _________.

As of July 25, 2012, the Trustees and officers of the Elite Income Fund owned 8.47% of the outstanding shares of the Elite Income Fund. As of July 25, 2012, the following shareholders owned of record, or, to the Fund’s knowledge, beneficially owned, five percent or more of the Elite Income Fund:

Elite Income Fund	Number of Shares Owned	% Record Ownership

Adjournments; Other Business.  If sufficient votes have not been received by the time of the Meeting to approve the Reorganization, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment with respect to the Elite Income Fund requires the affirmative vote of a majority of the total number of shares of the Fund that are present in person or by proxy, whether or not a quorum is present. With respect to any such adjournment or any other procedural matter, the persons named as proxies will vote at their discretion so as to facilitate the approval of the Reorganization. They will vote against any such adjournment any proxy that directs them to vote against the Reorganization. They will not vote any proxy that directs them to abstain from voting on the Reorganization.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Elite Income Fund intends to present or knows that others will present is the Proposal to approve the Agreement and Plan of Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of The Elite Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

VII.	FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Elite Trust relating to the Elite Income Fund for the year ended ____________, 2011, including the financial statements and financial highlights for periods indicated therein, audited by ________________, independent registered public accounting firm, has been incorporated by reference herein in reliance on their report given on their authority of said firm as experts in accounting and auditing.

VIII.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Cutler Income Fund will be passed upon by Sullivan & Worcester LLP, counsel to the Cutler Trust.

IX.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Additional information about the Cutler Income Fund is included in the Statement of Additional Information dated _________, 2012, relating to this Prospectus/Proxy Statement, which has been filed with the Commission under the Securities Act of 1933. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge by calling 1-888-288-5374.

Proxy material, reports, proxy and information statements, registration statements and other information filed by The Cutler Trust can be inspected and copied (for a duplication fee) at the SEC’s public reference facilities located at 100 F Street, N.E., Washington, D.C. 20549, at the SEC’s Northeast Regional Office (3 World Financial Center, New York, NY 10281) or Midwest Regional Office (175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604). You may obtain copies of this information, with payment of a duplication fee, b y electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of  Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549  or by calling 1-202-551-8090. You may also access reports and other information about the Fund on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___day of _________, 2012, by and between (i) The Cutler Trust, a Delaware statutory trust, with its principal place of business at 525 Bigham Knoll, Jacksonville, Oregon 97530 (the “Cutler Trust”), with respect to its Cutler Income Fund (the “Acquiring Fund”), (ii) The Elite Group, a Massachusetts business trust, with its principal place of business at 1325 4th Avenue, Suite 1744, Seattle, Washington 98101 (the “Elite Trust”), with respect to its Elite Income Fund (the “Acquired Fund”), Cutler Investment Counsel, LLC, a Delaware limited liability company, solely with respect to paragraphs 1.9 and 9.1, and McCormick Capital Management, Inc., a Washington corporation, solely with respect to paragraph 9.1.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended. The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the known liabilities of the Acquired Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Fund is a separate series of the Cutler Trust, and an open-end, registered investment company of the management type under the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the Acquired Fund is a separate series of the Elite Trust, an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, following the Reorganization, the Acquired Fund will deregister as an investment company in accordance with the rules and Regulations of the Securities and Exchange Commission (“Commission”);

WHEREAS, following the effective date of its deregistration, the Acquired Fund shall voluntarily terminate in accordance with Massachusetts law and the terms of its Declaration of Trust, as amended from time to time (“Elite Declaration of Trust”);

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Cutler Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Trustees of the Elite Trust have determined that the Acquired Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND KNOWN LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the known liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof. The Acquired Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Acquired Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the addition, if it is determined that the Acquired Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would violate the Acquired Fund’s fiduciary duty to its shareholders.

1.3 LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Acquired Fund’s known liabilities and obligations reflected in the Acquired Fund’s net asset value as of the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”),

(a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement which will be distributed to shareholders of the Acquired Fund as described in paragraph 4.1(o).

1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9  MANAGEMENT FEES. The investment management fees charged by Cutler to the Acquiring Fund shall not be increased for a period of at least two years following the Closing Date.

1.10 BOOKS AND RECORDS. As soon as practicable after the Closing Date, the Acquired Fund shall provide the Acquiring Fund with copies of all books and records that pertain to the Acquired Fund that the Acquiring Fund is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.

ARTICLE II
VALUATION OF ASSETS

2.1 VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Elite Declaration of Trust and the Acquired Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Cutler Trust’s Trust Instrument and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with in paragraph 2.2. Shares of the Acquiring Fund will be issued for shares of the Acquired Fund.

2.4 DETERMINATION OF VALUE. All computations of value of the Acquiring Fund shall be made by Ultimus Fund Solutions, LLC, the Acquiring Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.  All computations of value of the Acquired Fund shall be made by BNY Mellon Investment Servicing, the Acquired Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquired Fund.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about ___________, 2012 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of ____ a.m. ____ at the offices of ___________, or at such other time and/or place as the parties may agree.

3.2  PORTFOLIO SECURITIES MADE AVAILABLE. The portfolio securities of the Acquired Fund shaIl be made available by the Acquired Fund to US Bank, N.A., as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “US Bank, N.A., custodian for The Cutler Income Fund, a series of The Cutler Trust.”

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Elite Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is a separate investment series of the Elite Trust, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b) The Acquired Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any material provision of the Elite Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) The Acquired Fund has no material contracts or other commitments that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) The audited financial statements of the Acquired Fund at September 30, 2011 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h) Since September 30, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted in writing by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed in writing to the Acquiring Fund and accepted in writing by the Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and, subject to approval by the Acquired

Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto, to the best of the Acquired Fund’s knowledge.

(o) The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Proxy Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Prospectus/Proxy Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is a separate investment series of the Cutler Trust, a statutory trust duly organized, validly existing and in good standing under the laws of Delaware.

(b) The Acquiring Fund is a separate investment series of the Cutler Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Cutler Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(d) Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(e) The Acquiring Fund has not yet commenced investment operations and has no known contingent liabilities.

(f) The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, will not have carried on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of operations). The Acquiring Fund has not yet filed its first U.S. federal income tax return and, thus, has not yet elected to be as a “regulated investment company” for U.S. federal income tax purposes. However, upon filing its first federal income tax return following the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and, from the beginning of its first taxable year, Acquiring Fund will take all steps necessary to ensure that it qualifies and will be treated as a “regulated investment company” under Sections 851 and 852 of the Code.

(g) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding, fully paid and non-assessable. The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value. As of the date of this Agreement, the Acquiring Fund has no outstanding shares. As of the Closing Date, the Acquiring Fund will have outstanding the shares of beneficial interest issued to the shareholders of the Acquired Fund as contemplated by this Agreement, having the characteristics described in the Registration Statement. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(h) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(j) The Prospectus/Proxy Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(k) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include customary dividends and distributions, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations.

5.2 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4 PREPARATION OF REGISTRATION STATEMENT/SHAREHOLDER MEETING. The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transaction contemplated hereby. In connection with the meeting of the Acquired Fund Shareholders, the Acquiring Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) which the Cutler Trust will prepare and file for registration under the 1933 Act of the Acquired Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date and that all the Acquiring Fund’s covenants have been complied with and conditions satisfied, and the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Cutler Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 With respect to the Acquiring Fund, the Elite Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to The Cutler Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b) The Acquiring Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming the Registration Statement referred to in paragraph 5.4 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Cutler Trust’s Trust Instrument or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Registration Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Prospectus/Proxy Statement or to be filed as exhibits to the Prospectus/Proxy Statement which are not described or filed as required.

(i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date and that all of the Acquired Fund’s covenants have been complied with and conditions satisfied, and the Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Elite Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

7.3 With respect to the Acquired Fund, the Cutler Trust shall have received on the Closing Date an opinion of Madrona Legal Advisers, LLC, counsel to The Elite Trust and the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a) The Acquired Fund is a separate investment series of the Elite Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b) The Acquired Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Elite Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquired Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound.

(f) Only insofar as they relate to the Acquired Fund, the descriptions in the Registration Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

(g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquired Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Madrona Legal Advisers, LLC appropriate to render the opinions expressed therein.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Elite Trust and the Cutler Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that, for federal income tax purposes:

(a) The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Elite Income Fund and the Cutler Income Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) Under Code Section 361, no gain or loss will be recognized by the Elite Income Fund (i) upon the transfer of its assets to the Cutler Income Fund in exchange for shares of the Cutler Income Fund and the assumption by the Cutler Income Fund of the liabilities of the Elite Income Fund or (ii) upon the distribution of shares of the Cutler Income Fund by the Elite Income Fund to its shareholders in liquidation;

(c) Under Code Section 354, no gain or loss will be recognized by shareholders of the Elite Income Fund upon the exchange of all of their Fund shares for shares of the Cutler Income Fund in the Reorganization;
(d) Under Code Section 358, the aggregate tax basis of shares of the Cutler Income Fund to be received by each Elite Income Fund shareholder in exchange for his or her or its Fund shares in the Reorganization will be the same as the aggregate tax basis of the Elite Income Fund shares exchanged therefor;

(e) Under Section 1223(1) of the Code, an Elite Income Fund shareholder’s holding period for shares of the Cutler Income Fund to be received pursuant to the Reorganization will be determined by including the holding period for the Elite Income Fund shares exchanged therefor, provided that the shareholder held those Fund shares as a capital asset on the date of the exchange;

(f) Under Code Section 1032, no gain or loss will be recognized by the Cutler Income Fund upon receipt of the assets of the Cutler Income Fund pursuant to the Reorganization in exchange for the assumption by the Cutler Income Fund of the liabilities of the Elite Income Fund and issuance of shares of the Cutler Income Fund;

(g) Under Code Section 362(b), the Cutler Income Fund’s tax basis of the assets that the Cutler Income Fund acquires from the Elite Income Fund in the Reorganization will be the same as the Elite Income Fund’s tax basis of such assets immediately prior to such transfer;

(h) Under Code Section 1223(2), the holding period for the assets the Cutler Income Fund receives from the Elite Income Fund in the Reorganization will include the periods during which such assets were held by the Elite Income Fund; and

(i) The Cutler Income Fund will succeed to and take into account all items of the Elite Income Fund described in Code Section 381(c) subject to the conditions and limitations specified in Code Sections 381, 382, 383, and 384 and the Treasury regulations thereunder.

ARTICLE IX
EXPENSES

9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Fund incurring such expenses, except that Cutler Investment Counsel, LLC and McCormick Capital Management, Inc. shall bear all the out-of-pocket expenses of the Acquired Fund and the Acquiring Fund, such expenses to be shared between Cutler Investment Counsel, LLC and McCormick Capital Management, Inc. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) postage; (d) printing; (e) accounting fees; (f) legal fees; and (g) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquired Fund shall pay its own federal and state registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code.

9.2 The Acquiring Fund and the Acquired Fund represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the purchase and sale of portfolio securities in connection with the Reorganization.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES; INDEMNIFICATION

10.1 The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.3 The Cutler Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund and its Trustees and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

10.4 The Elite Trust, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund and its

Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund and its Trustees and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

ARTICLE XI
TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days of notice thereof; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met in all material respects.

11.2 In the event of any such termination, in the absence of gross negligence or willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Cutler Trust, the Elite Trust or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII
AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Elite Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Acquired Fund must look solely to the trust property belonging to the Acquired Fund for the enforcement of any claims against the Acquired Fund..

With respect to the Cutler Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

The Elite Trust On behalf of the Elite Income Fund	The Cutler Trust On behalf of the Cutler Income Fund

BY:________________________________	BY:________________________________
Name: Richard S. McCormick	Name: Erich M. Patten
Title: President	Title: President

Only With Respect to Paragraph 9.1 of this Agreement:

McCormick Capital Management, Inc.

By:
Name:  Richard S. McCormick
Title:     President

Only With Respect to Paragraphs 1.9 and 9.1 of this Agreement:

Cutler Investment Counsel, LLC

By:
Name:  Matthew C. Patten
Title:     Chairman

APPENDIX B

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES OF THE CUTLER INCOME FUND AND RELATED PRINCIPAL RISKS

This Appendix B contains information regarding the Cutler Income Fund. The Cutler Income Fund has filed a registration statement with the SEC relating to the offering of its shares. The investment objective and policies of the Cutler Income Fund may be changed in response to comments received by the Cutler Income Fund from the staff of the SEC prior to the effective date of the registration statement. The principal investment strategies and principal risks for the Cutler Income Fund are substantially identical to those for the Elite Income Fund, except for a difference in the percentage of net assets that may be invested by each Fund in equity securities. The Elite Income Fund may invest up to 30% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities, while the Cutler Income Fund may only invest up to 10% of its total assets in such securities. These securities may include preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer, and (with respect to the Elite Income Fund only) common stock. Any differences in the descriptions of the Funds’ principal investment strategies and related risks are not expected to result in any significant difference in the management of the Funds.

CUTLER INCOME FUND

Investment Objective:  To achieve high income over the long-term.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in a diversified portfolio of investment grade debt securities that are believed to generate a high level of current income. The Fund normally invests in investment grade debt securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities and U.S. corporate debt securities. The investment adviser, Cutler Investment Counsel, LLC (the “Adviser”) considers these types of securities to be the Fund’s core holdings. An investment grade security is one which is rated investment grade by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or an unrated security that the Adviser believes to be of comparable quality.  The Fund may invest in:

·
United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

·
Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

·
Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, "pass-through" the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage-backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency.  The Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

·	U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The Adviser’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The Adviser uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a debt security held by the Fund is reduced below investment grade, the Adviser is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fund’s income potential, the Adviser may invest any amount it deems desirable in each of the various types of debt securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fund allocates its assets among different types of securities and maturities based upon the Adviser’s view of the relative value of each security or maturity. The Adviser may respond to changing market and other conditions by adjusting the type of securities held by the Fund and its average portfolio maturity. The Fund may invest in either fixed rate or variable rate debt securities.

To increase portfolio income and when, in the Adviser's judgment, overall market risk justifies such an investment, the Fund may also invest up to 10% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

PRINCIPAL RISKS OF INVESTING IN THE CUTLER INCOME FUND

All investments made by the Fund have some risk. There is no assurance that the Fund will achieve its investment objective. The Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

Management Risk
Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Fund.

Debt Securities Risk
·
Interest Rate Risk.  When interest rates rise, bond prices generally fall and when interest rates fall, bond prices generally rise. In an environment of relatively low interest rates, the risk that fixed income prices may fall is potentially greater. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a debt security to decline, resulting in a price decline for the Fund. Thus, when the Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk.

·
Credit Risk. Credit risk is associated with a borrower's ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fund invests in lower-quality securities, you are exposed to increased credit risk.

·
Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at lower interest rates. If interest rates decline when the Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fund.

·
Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

Listed below is a description of the risks associated with various types of debt securities:

·
U.S. Government Obligations.  Some U.S. Government obligations, such as U.S. Government agency bonds, are neither issued nor guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted. All U.S. Government obligations are subject to interest rate risk and, therefore, market price fluctuations.

·
Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are subject to greater call/prepayment risk than many debt securities, especially when interest rates decline. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fund may be unable to capitalize on other investments that have higher interest rates.  Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. The value of other asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of the underlying assets.

·
Corporate Debt Securities.  Investment grade U.S. corporate debt securities are generally considered to carry greater credit and call risk than U.S. Government obligations. The credit risk of corporate debt obligations varies widely among issuers and may be affected by factors such as adverse economic changes and changes in interest rates. The Adviser relies, in part, on the quality ratings assigned by S&P, Moody’s, Fitch and other rating services. There is risk associated with such reliance. Rating agencies evaluate the credit risk—the safety of principal and interest payments—but not market value, which is affected by interest rate trends, economic conditions and other factors, including those unique to an issuer or industry. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade. For example, two bonds with the same rating are not likely to be precisely the same in quality. The Adviser performs independent analyses in an attempt to identify issuers within a given quality grade that, because of improving fundamentals or other factors, are likely to result in improving quality, greater market value and lower risk.

Equity Securities Risk

Because the Fund may invest up to 10% of its assets in equity securities issued by U.S. companies, including preferred stocks and convertible securities, the Fund is subject to general stock market risks, including the risk of unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity.

·
Preferred Stocks:  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

·
Convertible Securities Risk:  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer.

In summary, you could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:
•	Interest rates rise
•	A borrower is unable to pay interest or principal when due
•	The fixed income market becomes illiquid
•	The stock market goes down
•	The Adviser’s judgment as to the direction of interest rates or the attributes of the Fund’s securities proves to be mistaken

APPENDIX C

COMPARISON OF ORGANIZATIONAL DOCUMENTS

As a series of The Elite Group, a Massachusetts business trust, The Elite Income Fund is subject to the provisions of The Elite Group’s Declaration of Trust, as amended, and Bylaws. As a series of The Cuter Trust, a Delaware statutory trust, the Cutler Income Fund is subject to the provisions of The Cutler Trust’s Declaration of Trust and Bylaws. For convenience, declarations of trust and bylaws shall be referred to below generally as “Charter Documents.” The provisions of The Elite Group’s and The Cutler Trust’s Charter Documents generally are similar, but differ in some respects.

Comparison of Massachusetts and Delaware State Laws. The laws governing Massachusetts business trusts and Delaware statutory trusts have similar effects, but they differ in certain respects. The Massachusetts business trust law (“MA Statute”) only pertains to procedural matters as opposed to substantive ones. The substantive provisions for a Massachusetts business trust are contained as a contractual matter in its declaration of trust. The Delaware statutory trust act (“DE Statute”) permits a trust’s governing instruments to contain provisions relating to shareholder rights and removal of trustees and provide trusts with the ability to amend or restate the trust’s governing instruments. However, the MA Statute is silent on many of the salient features of a Massachusetts business trust, whereas the DE Statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts. The DE Statute provides that the shareholders and trustees of a Delaware trust are not liable for obligations of the trust. Under the MA Statute, shareholders and trustees are potentially liable for trust obligations. The DE Statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a fund’s governing instruments. For example, trustees may have the power to amend the Delaware trust instrument, merge or consolidate a fund with another entity and change the Delaware trust’s domicile, in each case without a shareholder vote. The Cutler Trust Declaration of Trust specifically provides the trustees with the authority to take these actions permitted in the DE Statute.

Comparison of Elite Group and Cutler Trust Charter Documents. The following are summaries of a number of the significant differences between The Elite Group’s Charter Documents, on the one hand, and The Cutler Trust’s Charter Documents, on the other. For additional information regarding all of the differences, shareholders should refer directly to the Charter Documents for The Elite Group and The Cutler Trust, copies of which may be obtained by contacting the applicable Fund at its address or toll-free telephone number listed on the cover of this Prospectus/Proxy Statement.

·
Term of Trustees; Removal of Trustees. Both The Elite Group Declaration of Trust and The Cutler Trust Declaration of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation and removal. Both Declarations of Trust state that any Trustee may be removed at any time by the action of two-thirds of the remaining Trustees. The Cutler Trust Declaration of Trust permits shareholders to vote for the removal of Trustees, by vote of shareholders owning at least two-thirds of the outstanding shares of The Cutler Trust.

·
Shareholder Meetings and Voting Rights.  Neither Declaration of Trust requires the Trust to hold an annual shareholders’ meeting, rather both provide that the Board of Trustees will determine whether and when shareholder meetings will be held. Both Declarations of Trust state that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote (i) for the election of Trustees, (ii) with respect to any investment advisory contract, and (iii) with respect to such additional matters required by law, the Declaration of Trust or bylaws or any registration of the Trust with the SEC or any state, or as the Trustees may consider desirable. The Cutler Trust Declaration of Trust specifically grants shareholders the power to vote for the removal of a Trustee, whereas the Elite Group Declaration of Trust does not contain a similar provision.

The Elite Group Bylaws provide that special meetings of shareholders may be called by the Secretary upon the written request of shareholders entitled to not less than 25% of all votes entitled to be cast at the meeting, while The Cutler Trust Declaration of Trust provides that special meetings of shareholders shall be called upon the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote. The Charter Documents provide for different quorum requirements. The Cuter Trust Declaration states that one-third of shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders meeting, except in instances where shareholders shall vote as a series, one-third of the aggregate number of shares of that series shall be necessary to constitute a quorum for that series. The Elite Group Bylaws state that the presence in person or by proxy of shareholders entitled to cast a majority of votes shall constitute a quorum, except when otherwise required under statute or by the Declaration of Trust.

·
Shareholder Liability.  Under the DE Statute, except to the extent otherwise provided in the governing document of a Delaware trust, shareholders of a Delaware trust are entitled to the same limitation of personal liability extended to shareholder of a private corporation organized for profit under the General Corporate Law of Delaware. The MA Statute does not include an express provision relating to the limitation of liability of shareholders of a Massachusetts trust. Although both Declarations of Trust disclaim personal liability for shareholders, shareholders of the Elite Group could potentially be held personally liable for the obligations of the Trust, notwithstanding the existence of an express provision in the Elite Declaration of Trust stating that the shareholder are not personally liable in connection with trust property or the acts, obligations or affairs of the Massachusetts trust.

·
Trustee Liability and Indemnification.  The DE Statute provides that a trustee or any other person managing a Delaware trust, when acting in such capacity, will not be personally liable to any person other than the Delaware trust or a shareholder of the Delaware trust for any act, omission or obligation of the Delaware trust. The MA Statute does not include an express provision limiting the liability of the trustees of a Massachusetts business trust. The Trustees of a Massachusetts business trust could potentially be held personally liable for the obligations of the trust. However, neither Declaration of Trust protects trustees from any liability to which they may be subject as a result of their bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

·
Inspection Rights. The DE Statute provides that, subject to reasonable standards established by the trustees, each shareholder has the right, upon reasonable demand for any purpose reasonably related to the shareholders interest as a shareholder, to obtain from the Delaware trust certain information regarding the governance and affairs of the Trust. Thus, The Cutler Trust bylaws provide that the Trustees shall from time to time determine whether and to what extent, and at what times and places and under what conditions and regulations the accounts and books of the Trust shall be open to the inspection by shareholders. It further states that no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders. There is no provision in the MA Statute relating to shareholder inspection rights. The Elite Group’s Charter Documents do not contain any provisions granting shareholder the right of inspection.

·
Derivative Actions. Under the DE Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring such action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (i) was a shareholder at the time of the transaction complained about, or (ii) acquired the status of shareholder by operation of law or a trust’s governing instrument from a person who was a shareholder at the time of the transaction. There is no provision under the MA Statute regarding derivative actions and the Elite Group Declaration of Trust specifically states that a shareholder shall not be entitled to participate in a derivative or class action on behalf of any other series or the shareholders of any other series of the Trust.

·
Amendments to Charter Documents. Both Declarations of Trust provide broad flexibility as to the manner of amending and/or restating their respective governing documents. Each Declaration of Trust may be amended or supplemented by the Board of Trustees by an instrument in writing signed by a majority of trustees. The Cutler Trust Declaration of Trust explicitly prohibits any amendment that limits the rights to indemnification or insurance with respect to action or omission of Trustees and officers, while the Elite Group Declaration of Trust prohibits any amendment that would impair the exemption from personal liability of the shareholders, trustees, officers, employees and agents of the Trust or permit assessments upon shareholders. Further, the Elite Group Declaration of Trust explicitly prohibits any amendment that would change any rights with respect to any shares of the Trust by reducing the amount payable to shareholders upon liquidation of the Trust or diminish or eliminate any shareholder voting rights, except with the vote or consent of the holders of two-thirds of the shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of class of shares. Shareholders of The Cutler Trust have the right to vote on any amendment that would affect their right to vote with respect to matters related to the election or removal of Trustees, any investment advisory contract or additional matters relating to the Trust as may be required.

                                                                                                                                                                 APPENDIX D

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Set forth below are the fundamental investment restrictions of each Fund. For purposes of this discussion, a “fundamental” investment restriction is one that may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund.

ELITE INCOME FUND	CUTLER INCOME FUND
Concentration
The Fund will not invest more than 25% of its total assets in any one industry or group of industries, provided that (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry) and will not be considered a group of industries for this purpose.

The Fund will not purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Underwriting Activities
The Fund will not underwrite the sale of securities of other issuers, but the Fund may acquire non-controlling blocks of securities from other issuers for investment purposes and if, at a subsequent date, Fund management determines that it is desirable to sell such blocks either (1) publicly, pursuant to Rule 144, another exemption, or an effective registration statement under the Securities Act of 1933 or (2) privately, without registration, the Fund may do so and may incur expenses relating to the registration and/or disposition of such securities.

The Fund will not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

Purchases and Sales of Real Estate
The Fund will not buy or sell real estate or real estate mortgage loans, but the Fund may purchase securities of companies engaged in the real estate business.
The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

Borrowing, Margin Purchases and Short Sales
The Fund will not borrow money, except (i) for temporary or emergency purposes and, if so done, not in excess of 5% of the value of the total assets of the Fund (taken at the lower of then market value or cost);

Engage in short sales;

Purchase securities on margin; or

Purchase and write options.

Borrow money, except as permitted by the 1940 Act or interpretations of the SEC or its staff, purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities

Commodities
The Fund will not buy or sell commodities or commodity contracts.
Purchase or sell commodities unless acquired as a result of ownership of securities or other investments to the extent permitted under the 1940 Act and the regulations of any other agency with authority over the Fund. This limitation does not preclude the Fund from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Senior Securities
The Fund will not issue senior securities.
The Fund will not issue senior securities except as appropriate to evidence indebtedness that the Fund may be permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Board may establish.

Loans
The Fund will not make loans, except that the Fund: (i) may purchase publicly distributed bonds and debt securities, which shall not be considered the making of a loan (but restricted debt securities are considered the making of a loan); (ii) may engage in repurchase agreement transactions as described herein; and (iii) reserves the right to lend its portfolio securities for the purpose of generating additional income.

The Fund will not make loans to other persons, except by loaning securities, engaging in repurchase agreements or purchasing nonpublicly offered debt securities, purchasing commercial paper or entering into any other lending arrangement permitted by the 1940 Act or interpretations of the SEC or its staff. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt instruments.

In addition to the fundamental investment restrictions discussed above, the Elite Income Fund is subject to the following fundamental investment restrictions to which the Cutler Income Fund is not subject. The Elite Income Fund may not:

1.	Invest more than 5% of the value of its total assets in the securities of a single issuer;

2.	Purchase more than 10% of the voting securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

3.	Invest more than 5% of its total assets in the securities of companies that have a continuous operating history of less than 3 years (including predecessors);

4.	Invest more than 10% of its net assets in restricted and other illiquid securities;

5.	Purchase securities for the purpose of exercising control or management over the company issuing the securities;

6.
Invest in securities of other investment companies except: (i) open market purchases involving only customary brokers’ commissions; (ii) as part of a merger, consolidation, or acquisition of assets; and (iii) money market mutual fund securities (those whose policies restrict investments to debt securities maturing in one year or less), provided that (a) the securities of such company are offered and redeemed without the imposition of sales commissions, and (b) that no such investment will be made if, after making the investment, more than 5% of the Fund's net assets (taken at cost at the time of purchase) would be invested in the securities of such mutual funds;

7.
Purchase or retain the securities of any company if the officers or trustees of the Trust or the officers or directors of the investment manager, who own individually more than 1/2 of 1% of such securities of such company, together, own as much as 5% of the securities of such company;

8.
Participate, on a joint or a joint and several basis, in any securities trading account (but the "bunching" of orders for sale or purchase of portfolio securities among the Funds or with other accounts under the management of the investment manager to save brokerage costs or to average prices among them is not deemed to result in a securities trading account);

9.
Purchase warrants if, as a result, the Fund would own warrants in excess of 5% of its net assets, including, within that limitation, 2% of its net assets in warrants not listed on the New York or American Stock Exchanges (for the purpose of this limitation, warrants acquired in units or attached to securities may be deemed to be without value); or

10.	Engage in arbitrage transactions.

Statement of Additional Information
________________, 2012

Fund Information: The Cutler Trust c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (888) CUTLER4 http://www.cutler.com Investment Adviser:	Cutler Income Fund Ticker: ______
Cutler Investment Counsel, LLC
525 Bigham Knoll
Jacksonville, Oregon  97530
(541) 770-9000
(800) 228-8537

Account Information
and Shareholder Services:

The Cutler Trust
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Toll free (888) CUTLER4

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of the Elite Income Fund (the “Acquired Fund”), a series of The Elite Group, with and into the Cutler Income Fund (the “Acquiring Fund”), a series of The Cutler Trust (the “Trust”).

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated ________, 2012 (the Prospectus/Proxy Statement”) of the Acquiring Fund which relates to the Reorganization.  As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the known liabilities of the Acquired Fund.  The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement.  The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon request and without charge by contacting Ultimus Fund Solutions, LLC at the address or telephone number listed above.

1

TABLE OF CONTENTS

Page
Additional Information About the Acquiring Fund	2
Financial Statements	2
A. Incorporation by Reference	2
B. Unaudited Pro Forma Financial Statements	2

I.	Additional Information about the Acquiring Fund

This SAI is accompanied by the information concerning the Acquiring Fund in the Statement of Additional Information for the Fund dated ________, which was filed electronically with the SEC and is incorporated by reference herein.

II.	Financial Statements

A.	Incorporation by Reference

This SAI is accompanied by each of the following documents, each of which was filed electronically with the SEC and is incorporated by reference herein:

1.
Audited financial statements, including any notes thereto, and the Independent Registered Public Accounting Firm’s report thereon, relating to the Acquired Fund, which are included in the Fund’s Annual Report for the year ended _____________, 2011, as filed with the SEC on _________, 2011 on Form N-CSR.

2.
Unaudited financial statements, including any notes thereto, relating to the Acquired Fund, which are included in the Fund’s Semiannual Report for the six-month period ended March 31, 2012, as filed with the SEC on May 29, 2012 on Form N-CSR.

B.	Unaudited Pro Forma Financial Statements

Pro forma financial statements are not included since the Acquired Fund is reorganizing into the Acquiring Fund, which is a newly created series of the Trust and does not have assets or liabilities.

2

THE CUTLER TRUST

FORM N-14

PART C

OTHER INFORMATION

Item 15.	Indemnification

The general effect of Section 10.02 of the Registrant’s Trust Instrument is to indemnify existing or former trustees and officers of the Registrant to the fullest extent permitted by law against liability and expenses.  There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.  This description is modified in its entirety by the provisions of Section 10.02 of the Registrant’s Trust Instrument.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of any action, suit or proceeding, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers.  The policy expressly excludes coverage for any error, misstatement, misleading statement, act, omission, neglect or beach of duty committed, attempted or allegedly committed or attempted by such Trustee and officer.

Item 16.	Exhibits

1.
Trust Instrument of Registrant dated October 2, 1992 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

2.
By-Laws of Registrant dated October 2, 1992, as amended March 12, 2004 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

3.	Voting Trust Agreement - Not Applicable

4.	Agreement and Plan of Reorganization – Contained in Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement

5.	Instruments defining the rights of holders of the securities being registered - See Exhibits 1 and 2

6.	Investment Advisory Agreement between Registrant and Cutler Investment Counsel, LLC, on behalf of the Cutler Income Fund (to be filed by amendment)

7.	Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC – Filed herewith

8.	Bonus, profit sharing, pension or similar contracts - Not Applicable

9.
Custody Agreement between Registrant and US Bank, N.A. (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)

10.	Shareholder Service Plan adopted by Registrant (Exhibit incorporated by reference to Post-Effective Amendment No. 20 filed via EDGAR on October 27, 2006, accession number 0001111830-06-000782)

11.	Opinion and Consent of Counsel as to the legality of the securities being registered (to be filed by amendment)

12.	Opinion and Consent of Counsel as to tax matters (to be filed by amendment)

13.	Other Material Contracts

(a) Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)

(b) Form of Shareholder Service Agreement (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

14.	Consent of Independent Accountants (to be filed by amendment)

15.	Financial Statements omitted pursuant to Item 14(a)(1) – None

16.	Powers of Attorney for Mario J. Campagna and John P. Cooney – Filed herewith

17.	Additional Exhibits – None

Item 17.	Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who  may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.
The undersigned registrant agrees to file a post-effective amendment to this registration statement which will include an opinion of counsel as to the legality of the securities being registered as required by Item 16.11; and a tax opinion as required by Item 16.12.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Jacksonville and State of Oregon, on the 27th day of July, 2012.

THE CUTLER TRUST

By:	/s/ Erich M. Patten
Erich M. Patten, President

As required by the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Erich M. Patten	President (Chief Executive Officer)	July 27, 2012
Erich M. Patten

/s/ Matthew C. Patten	Treasurer (Chief Financial Officer) and Trustee	July 27, 2012
Matthew C. Patten

	Trustee	July 27, 2012
Mario J. Campagna*

	Trustee	July 27, 2012
John P. Cooney*

/s/ Tina H. Bloom
Tina H. Bloom
Attorney-in-fact*
July 27, 2012

EXHIBIT INDEX

Exhibit Number	Title of Exhibit

7.	Distribution Agreement with Ultimus Fund Distributors, LLC
16.	Powers of Attorney (Mario J. Campagna and John P. Cooney)